Cash and Cash Equivalents - Schedule of Investment Under Agreement to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Investment under resale agreements	$ 539,227	$ 60,470